Commitments and Contingencies (Details) $ in Thousands	6 Months Ended
	Jun. 30, 2020 USD ($)	Dec. 31, 2019 USD ($)
Letters of guarantee and letters of credit	$ 10	$ 10
Other long term assets	$ 88,343	$ 75,670
Navios Galaxy II
Date of charter-in agreement	Dec. 31, 2017
Lease term	10 years
Vessel capacity in DWT	81,789 dwt
Contractual Obligation	$ 5,410
Other long term assets	$ 6,704
Date of delivery	Mar. 30, 2020
Navios Herakles I and Navios Uranus
Number of vessels	2
Date of charter-in agreement	Jan. 31, 2018
Contractual Obligation	$ 11,140
Other long term assets	$ 14,070
Navios Herakles I
Lease term	10 years
Vessel capacity in DWT	82,036 dwt
Date of delivery	Aug. 28, 2019
Navios Uranus
Lease term	10 years
Vessel capacity in DWT	81,516 dwt
Date of delivery	Nov. 28, 2019
Navios Felicity I
Date of charter-in agreement	Apr. 30, 2018
Lease term	10 years
Vessel capacity in DWT	81,946 dwt
Contractual Obligation	$ 5,590
Other long term assets	$ 7,193
Date of delivery	Jan. 17, 2020
Navios Magellan II
Lease term	10 years
Vessel capacity in DWT	82,037 dwt
Contractual Obligation	$ 5,820
Other long term assets	$ 7,506
Date of delivery	May 15, 2020
Navios Logistics | Vitol S.A.
Guarantee and indemnity letter	$ 12,000
Description of guarantee	Navios Logistics has issued a guarantee and indemnity letter that guarantees the performance by Petrolera San Antonio S.A. (a consolidated subsidiary) of all its obligations to Vitol S.A. up to $12,000. This guarantee expires on March 1, 2021.
Navios Logistics | Edolmix S.A. and Energias Renovables del Sur S.A.
Description of guarantee	On July 22, 2016, Navios Logistics guaranteed the compliance of certain obligations related to Edolmix S.A. and Energías Renovables del Sur S.A. (entities wholly owned by Navios Logistics) under their respective direct user agreements with the Free Zone of Nueva Palmira, for the amounts of $847 and $519, respectively.
Navios Logistics | Edolmix S.A.
Guarantee and indemnity letter	$ 847
Navios Logistics | Energias Renovables del Sur S.A.
Guarantee and indemnity letter	$ 519